Lease (Details) - Schedule of Company’s Commitment for Minimum Lease Payment	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Company’s Commitment for Minimum Lease Payment [Abstract]
2025	$ 281,376	$ 35,954
2026	257,928	32,958
Total future lease payments	539,304	68,912
Amount representing interest	(30,456)	(3,891)
Present value of future payments	$ 508,848	$ 65,021	$ 272,561